Fair Value of Financial Instruments - Fair Value Measurements (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents		$ 26,750	$ 99,495
Restricted cash		7,789	954
Loans receivable from affiliates		1,521	750
Term Loan B facility, net		(406,410)	(431,764)
Other long-term debt, net		(194,569)	(153,349)
Level I
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents		26,750	99,495
Restricted cash		7,789	954
Level II
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Loans receivable from affiliates		1,521	750
Term Loan B facility, net	[1]	(406,410)	(431,764)
Other long-term debt, net	[1]	$ (194,569)	$ (153,349)

[1]	The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.